Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share

(3) Earnings Per Share

Basic and diluted earnings per share are calculated by dividing each income category presented below by the weighted-average basic and diluted shares outstanding for the periods indicated:

	Three months ended March 31,
(Amounts in millions, except per share amounts)	2013	2012
Weighted-average shares used in basic earnings per common share calculations	492.5	491.2
Potentially dilutive securities:
Stock options, restricted stock units and stock appreciation rights	4.3	4.5

Weighted-average shares used in diluted earnings per common share calculations	496.8	495.7

Income from continuing operations:
Income from continuing operations	$161	$67
Less: income from continuing operations attributable to noncontrolling interests	38	33

Income from continuing operations available to Genworth’s common stockholders	$123	$34

Basic per common share	$0.25	$0.07

Diluted per common share	$0.25	$0.07

Income (loss) from discontinued operations:
Income (loss) from discontinued operations, net of taxes	$(20)	$12
Less: income from discontinued operations, net of taxes, attributable to noncontrolling interests	—	—

Income (loss) from discontinued operations, net of taxes, available to Genworth’s common stockholders	$(20)	$12

Basic per common share	$(0.04)	$0.03

Diluted per common share	$(0.04)	$0.02

Net income:
Income from continuing operations	$161	$67
Income (loss) from discontinued operations, net of taxes	(20)	12

Net income	141	79
Less: net income attributable to noncontrolling interests	38	33

Net income available to Genworth’s common stockholders	$103	$46

Basic per common share	$0.21	$0.09

Diluted per common share	$0.21	$0.09

(3) Earnings Per Share

Basic and diluted earnings per share are calculated by dividing each income category presented below by the weighted-average basic and diluted shares outstanding for the periods indicated:

(Amounts in millions, except per share amounts)	2012	2011	2010
Weighted-average shares used in basic earnings per common share calculations	491.6	490.6	489.3
Potentially dilutive securities:
Stock options, restricted stock units and stock appreciation rights	2.8	2.9	4.6

Weighted-average shares used in diluted earnings per common share calculations	494.4	493.5	493.9

Income from continuing operations:
Income from continuing operations	$468	$141	$136
Less: income from continuing operations attributable to noncontrolling interests	200	139	143

Income (loss) from continuing operations available to Genworth Financial, Inc.’s common stockholders	$268	$2	$(7)

Basic per common share	$0.55	$—	$(0.01)

Diluted per common share (1)	$0.54	$—	$(0.01)

Income from discontinued operations:
Income from discontinued operations, net of taxes	$57	$36	$45
Less: income from discontinued operations, net of taxes, attributable to noncontrolling interests	—	—	—

Income from discontinued operations, net of taxes, available to Genworth Financial, Inc.’s common stockholders	$57	$36	$45

Basic per common share	$0.12	$0.07	$0.09

Diluted per common share	$0.12	$0.07	$0.09

Net income:
Income from continuing operations	$468	$141	$136
Income from discontinued operations, net of taxes	57	36	45

Net income	525	177	181
Less: net income attributable to noncontrolling interests	200	139	143

Net income available to Genworth Financial, Inc.’s common stockholders	$325	$38	$38

Basic per common share	$0.66	$0.08	$0.08

Diluted per common share	$0.66	$0.08	$0.08

(1)

Under applicable accounting guidance, companies in a loss position are required to use basic weighted-average common shares outstanding in the calculation of diluted loss per share. Therefore, as a result of our loss from continuing operations available to Genworth Financial, Inc.’s common stockholders for the year ended December 31, 2010, we used basic weighted-average common shares outstanding in the calculation of diluted loss from continuing operations available to Genworth Financial, Inc.’s common stockholders per share.